NOTES RECEIVABLE (Details Narrative) - Xtribe PLC [Member] - USD ($)	3 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Apr. 18, 2024	Oct. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Promissory note				$ 520,000	$ 125,000
Total advance from sponsor	$ 418,000
Promissory note	863,800	$ 1,600,550
Sponsor [Member]
Restructuring Cost and Reserve [Line Items]
Promissory note			$ 303,000	$ 520,000	$ 125,000
Total advance from sponsor	418,000
Promissory note			288,750
March Two Thousand Twenty Four Promissory Note [Member]
Restructuring Cost and Reserve [Line Items]
Advance from sponsor	218,800
Total advance from sponsor	$ 418,800
New Promissory Note [Member] | Sponsor [Member]
Restructuring Cost and Reserve [Line Items]
Promissory note			$ 1,336,000